Net financial income (loss) (Tables)	12 Months Ended
Dec. 31, 2023
Income, expense, gains or losses of financial instruments [abstract]
Disclosure of Net Financial Income (loss)

	For the years ended December 31,
(in thousands of euros)	2023	2022	2021
Income from cash and cash equivalents	1,217	256	—
Foreign exchange gains	785	3,277	6,347
Other financial income	—	—	13
Total financial income	2,002	3,533	6,360
Interest cost	(7,779)	(5,599)	(383)
EIB debt valuation impact	285	(6,855)	—
Lease debt interests	(203)	(238)	(288)
Losses on fair value variation	(4,230)	—	—
Foreign exchange losses	(2,877)	(1,171)	(109)
Total financial expenses	(14,803)	(13,863)	(780)
Net financial income (loss)	(12,801)	(10,329)	5,580